Movements of Deferred Tax Liabilities (Details) - Accelerated depreciation allowance [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Line Items]
Deferred tax liability, opening balance	$ (56)	$ (45)
Deferred tax expense (income) recognised in profit or loss	2	(11)
Deferred tax liability, ending balance	$ (54)	$ (56)